UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Ivory Investment Management LLC
Address:        200 Park Avenue, 39th Floor
                New York, NY 10166

13F File Number:  028-06191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Curtis Macnguyen
Title:  Managing Member and Chief Investment Officer
Phone:  212-692-6362

Signature, Place, and Date of Signing:

    Curtis Macnguyen       New York, New York    May 4, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

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
                                                    FORM 13F INFORMATION TABLE

                                TITLE                             SHARES/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER        OF CLASS    CUSIP         VALUE     PRN AMT    PRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC             COMMON      37833100    11,035,000     500,000 N         X                    500,000   0      0
AMERICAN PHYSICIANS CAPITAL    COMMON      28884104     8,818,400     483,200 N         X                    483,200   0      0
ALLIANCE SEMICONDUCTOR CORP    COMMON     01877H100     8,253,750     710,000 N         X                    710,000   0      0
CLEAR CHANNEL COMMUNICATION    COMMON     184502102     3,484,800      64,000 N         X                     64,000   0      0
CENDANT CORP                   COMMON     151313103    21,885,000   1,500,000 N         X                  1,500,000   0      0
CADENCE DESIGN SYSTEMS INC     COMMON     127387108     2,773,500     150,000 N         X                    150,000   0      0
CANADIAN PACIFIC LTD           COMMON     135923100    18,350,000     500,000 N         X                    500,000   0      0
ECI TELECOM LTD-ORD            ORD        268258100     7,827,825   1,026,600 N         X                  1,026,600   0      0
ESG RE LTD                     ORD        G31215109     1,312,500     500,000 N         X                    500,000   0      0
GREY GLOBAL GROUP INC          COMMON     39787M108     3,188,160       4,920 N         X                      4,920   0      0
H & R BLOCK INC                COMMON      93671105    10,012,000     200,000 N         X                    200,000   0      0
INSIGNIA FINANCIAL GROUP INC.  COMMON     45767A105    11,446,000     970,000 N         X                    970,000   0      0
GARTNER INC                    CLASS B    366651206     4,389,840     696,800 N         X                    696,800   0      0
KANA COMMUNICATIONS            COMMON     483600102       581,250     300,000 N         X                    300,000   0      0
LIMITED INC                    COMMON     532716107     2,468,040     157,000 N         X                    157,000   0      0
MICHAELS STORES INC            COMMON     594087108    10,478,125     350,000 N         X                    350,000   0      0
MIPS TECHNOLOGIES INC          CLASS B    604567206     5,635,000     245,000 N         X                    245,000   0      0
MOLEX INC                      CLASS A    608554200     6,953,125     250,000 N         X                    250,000   0      0
MENS WEARHOUSE INC             COMMON     587118100     2,158,000     100,000 N         X                    100,000   0      0
NIKE INC                       CLASS B    654106103    12,165,000     300,000 N         X                    300,000   0      0
NVIDIA CORP                    COMMON     67066G104     6,492,188     100,000 N         X                    100,000   0      0
ORION POWER HOLDINGS INC       COMMON     686286105     9,210,000     300,000 N         X                    300,000   0      0
RESEARCH IN MOTION LTD NEW     COMMON     760975102     6,591,000     300,000 N         X                    300,000   0      0
RESMED INC                     COMMON     761152107     3,030,000      75,000 N         X                     75,000   0      0
REMEDY CORP                    COMMON     759548100    11,550,000     600,000 N         X                    600,000   0      0
SPANISH BROADCASTING SYSTEM    CLASS A    846425882       809,250     124,500 N         X                    124,500   0      0
SECURITY CAPITAL GROUP INC     CLASS B    81413P204     3,091,750     149,000 N         X                    149,000   0      0
TELETECH HOLDINGS INC          COMMON     879939106    10,788,750   1,370,000 N         X                  1,370,000   0      0
TYCO INTERNATIONAL LTD NEW     COMMON     902124106     4,323,000     100,000 N         X                    100,000   0      0
UNISYS CORP                    COMMON     909214108    11,200,000     800,000 N         X                    800,000   0      0
VISTEON CORP                   COMMON     92839U107    11,899,648     791,200 N         X                    791,200   0      0
WORLDCOM INC GA NEW            COMMON     98157D106     5,139,063     275,000 N         X                    275,000   0      0
VENATOR GROUP INC              COMMON     922944103     8,280,000     600,000 N         X                    600,000   0      0

                                                      245,619,964
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $245,619,964

List of Other Included Managers:          Ivory Opportunity Advisors, LLC
                                          Ivory Capital Advisors, LLC